FINANCIAL RISK MANAGEMENT - Summary of Derivative Positions (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Disclosure of fair value measurement of liabilities [line items]
Total net derivative financial instruments		R$ 516,386	R$ 1,857,869
Total net derivative financial instruments		154,420	232,234
Short Position CDI Floating Rate Swap Contract One [Member]
Disclosure of fair value measurement of liabilities [line items]
Derivative financial liabilities		(6,348,442)	(2,803,797)
Gain (Loss) on Derivative Financial Liabilities		(823,887)	(172,885)
Post-fixed CDI Rate
Disclosure of fair value measurement of liabilities [line items]
Derivative financial liabilities		(137)	0
Gain (Loss) on Derivative Financial Liabilities		(137)	0
Short position at interbank rate
Disclosure of fair value measurement of liabilities [line items]
Derivative financial liabilities		(17,016)	(22,234)
Gain (Loss) on Derivative Financial Liabilities		94	(16,778)
Long Position US Dollar Swap Contract One [Member]
Disclosure of fair value measurement of liabilities [line items]
Derivative financial assets	[1]	6,881,981	4,683,900
Gain (Loss) on Derivative Financial Assets	[1]	R$ 978,350	R$ 421,897

[1]	Swap transactions consist of swapping the exchange rate variation for a correction related to a percentage of the fluctuation of the Certificate of Bank Deposits (post-fixed CDI), in the case of Brazil.